Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	Accrued expenses and other current liabilities consisted of the following:

	September 30, 2020	December 31, 2019
Accrued personnel costs	$21,158	$17,640
Other	4,974	5,810

	$26,132	$23,450

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2019	2018
Accrued personnel costs	$17,640	$15,218
Other	5,810	5,170

	$23,450	$20,388